Dreyfus Select Managers Small Cap Growth Fund
Dreyfus Select Managers Small Cap Growth Fund

November 6, 2014

STRATEGIC FUNDS, INC.

Dreyfus Select Managers Small Cap Growth Fund

Supplement to the Summary Prospectus and Statutory Prospectus

dated October 1, 2014

The following information supersedes and replaces any contrary information contained in the section of the Summary Prospectus entitled "Fees and Expenses" and in the section of the Statutory Prospectus entitled "Fund Summary - Fees and Expenses":

Effective November 1, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until October 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 0.98%, respectively. On or after October 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.